UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-21949

Deutsche High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche High Income Opportunities Fund, Inc.
(formerly DWS High Income Opportunities Fund, Inc.)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 117.6%
Consumer Discretionary 19.3%
Ally Financial, Inc., 3.5%, 1/27/2019		1,445,000	1,459,016
AMC Entertainment, Inc., 5.875%, 2/15/2022		430,000	447,200
AMC Networks, Inc., 7.75%, 7/15/2021		165,000	184,594
AmeriGas Finance LLC:
6.75%, 5/20/2020		885,000	960,225
7.0%, 5/20/2022		680,000	753,100
APX Group, Inc.:
6.375%, 12/1/2019		375,000	389,063
8.75%, 12/1/2020 (b)		50,000	50,750
144A, 8.75%, 12/1/2020		285,000	289,275
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		95,000	105,450
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		560,000	611,800
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		595,000	595,000
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		365,000	373,213
BC Mountain LLC, 144A, 7.0%, 2/1/2021		360,000	348,300
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	761,475
Boyd Gaming Corp., 9.0%, 7/1/2020		275,000	303,188
Cablevision Systems Corp., 5.875%, 9/15/2022		210,000	213,938
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		400,000	430,000
CCO Holdings LLC:
6.625%, 1/31/2022		840,000	903,000
7.375%, 6/1/2020		100,000	109,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,190,000	1,185,537
144A, 6.375%, 9/15/2020		2,070,000	2,199,375
Chrysler Group LLC, 8.25%, 6/15/2021		280,000	316,400
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		970,000	1,034,262
11.25%, 3/1/2021		495,000	561,206
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		445,000	475,037
Series B, 6.5%, 11/15/2022		665,000	716,537
Series A, 7.625%, 3/15/2020		105,000	112,350
Series B, 7.625%, 3/15/2020		2,565,000	2,766,994
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		40,000	40,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	309,719
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		970,000	954,237
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		350,000	368,813
Delphi Corp., 5.0%, 2/15/2023		490,000	526,750
DISH DBS Corp.:
4.25%, 4/1/2018		530,000	551,200
5.0%, 3/15/2023		685,000	697,844
6.75%, 6/1/2021		145,000	165,300
Getty Images, Inc., 144A, 7.0%, 10/15/2020		180,000	164,925
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		395,000	395,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		755,000	841,825
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	316,350
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		190,000	192,138
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		225,000	230,063
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		100,000	101,250
144A, 7.0%, 9/1/2020		675,000	739,125
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		430,000	453,650
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		100,000	101,250
6.375%, 4/1/2023		800,000	844,000
Mediacom LLC, 7.25%, 2/15/2022		200,000	218,000
MGM Resorts International:
6.75%, 10/1/2020		834,000	930,952
7.5%, 6/1/2016		550,000	607,062
7.625%, 1/15/2017		385,000	435,050
8.625%, 2/1/2019		950,000	1,131,687
Numericable Group SA:
144A, 4.875%, 5/15/2019		975,000	1,000,594
144A, 6.0%, 5/15/2022		1,455,000	1,513,200
144A, 6.25%, 5/15/2024		430,000	448,812
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	719,412
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		480,000	506,400
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	385,313
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		755,000	851,262
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	235,588
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		210,000	227,850
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		405,000	428,288
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	576,300
Starz LLC, 5.0%, 9/15/2019		295,000	307,169
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,431,500
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		455,000	461,825
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022		275,000	284,625
UCI International, Inc., 8.625%, 2/15/2019		235,000	223,250
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,630,000	1,687,050
144A, 7.5%, 3/15/2019		825,000	880,687
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,342,962
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		135,000	149,681
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		375,000	414,375
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,137,650
Weyerhaeuser Real Estate Co.:
144A, 4.375%, 6/15/2019		280,000	280,700
144A, 5.875%, 6/15/2024		90,000	92,588

			50,559,056
Consumer Staples 4.7%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	363,872
Big Heart Pet Brands, 7.625%, 2/15/2019		561,000	584,618
Chiquita Brands International, Inc., 7.875%, 2/1/2021		327,000	356,021
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		460,000	461,150
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	230,050
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		970,000	1,003,950
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		1,015,000	1,088,587
144A, 8.25%, 2/1/2020		295,000	320,075
Pilgrim's Pride Corp., 7.875%, 12/15/2018		265,000	280,582
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022		385,000	392,700
144A, 6.75%, 12/1/2021		825,000	876,562
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,785,000	1,883,175
8.25%, 2/15/2021		3,000,000	3,262,500
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		415,000	438,344
Smithfield Foods, Inc., 6.625%, 8/15/2022		370,000	405,150
U.S. Foods, Inc., 8.5%, 6/30/2019		385,000	412,143

			12,359,479
Energy 16.4%
Access Midstream Partners LP, 6.125%, 7/15/2022		615,000	679,575
Antero Resources Finance Corp., 5.375%, 11/1/2021		200,000	207,500
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		185,000	186,156
144A, 5.625%, 6/1/2024		185,000	185,694
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		360,000	383,400
6.75%, 11/1/2020		615,000	647,288
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		1,290,000	1,396,425
Chaparral Energy, Inc.:
7.625%, 11/15/2022		450,000	486,000
9.875%, 10/1/2020		1,750,000	1,973,125
Chesapeake Energy Corp.:
3.25%, 3/15/2016		905,000	910,656
3.479%**, 4/15/2019		560,000	566,300
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		400,000	430,000
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		195,000	204,263
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		300,000	315,750
7.75%, 4/1/2019		610,000	654,225
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		780,000	834,600
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		1,040,000	1,110,200
EP Energy LLC:
6.875%, 5/1/2019		635,000	675,481
7.75%, 9/1/2022		380,000	428,450
9.375%, 5/1/2020		145,000	166,025
EV Energy Partners LP, 8.0%, 4/15/2019		1,595,000	1,674,750
EXCO Resources, Inc., 8.5%, 4/15/2022		290,000	313,200
Halcon Resources Corp.:
8.875%, 5/15/2021		1,137,000	1,222,275
9.75%, 7/15/2020		710,000	774,787
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024 (b)		375,000	375,000
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	220,888
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019 (b)		325,000	325,000
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		735,000	766,237
Linn Energy LLC:
6.25%, 11/1/2019		620,000	649,450
6.5%, 5/15/2019		785,000	828,175
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		435,000	461,100
144A, 7.0%, 3/31/2024		1,000,000	1,102,500
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022 (b)		375,000	377,813
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		1,590,000	1,745,025
10.75%, 10/1/2020		885,000	1,004,475
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		575,000	605,188
Newfield Exploration Co., 5.75%, 1/30/2022		390,000	430,950
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,105,000	1,179,587
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		300,000	322,500
144A, 6.875%, 3/15/2022		835,000	910,150
6.875%, 1/15/2023		225,000	245,250
7.25%, 2/1/2019		715,000	757,900
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		730,000	740,950
7.5%, 11/1/2019		840,000	888,300
Regency Energy Partners LP, 5.875%, 3/1/2022		55,000	59,744
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,240,000	1,311,300
5.625%, 4/15/2023		280,000	291,900
144A, 5.75%, 5/15/2024		320,000	333,600
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	624,325
Samson Investment Co., 144A, 10.75%, 2/15/2020		295,000	310,856
SandRidge Energy, Inc, 8.125%, 10/15/2022		1,540,000	1,695,925
SandRidge Energy, Inc., 7.5%, 3/15/2021		1,110,000	1,202,962
SESI LLC:
6.375%, 5/1/2019		440,000	469,700
7.125%, 12/15/2021		1,280,000	1,443,200
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		90,000	92,250
Swift Energy Co., 7.875%, 3/1/2022		480,000	501,600
Talos Production LLC, 144A, 9.75%, 2/15/2018		695,000	736,700
Tesoro Corp., 4.25%, 10/1/2017		400,000	418,000
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	213,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		520,000	547,300
Woodbine Holdings LLC, 12.0%, 5/15/2016		1,895,000	2,013,437
WPX Energy, Inc., 5.25%, 1/15/2017		450,000	479,250

			43,107,612
Financials 7.3%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,433,250
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,419,362
CIT Group, Inc.:
3.875%, 2/19/2019		2,130,000	2,163,228
5.25%, 3/15/2018		1,045,000	1,122,069
Credit Agricole SA, 144A, 7.875%, 1/29/2049		635,000	693,737
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		440,000	442,860
E*TRADE Financial Corp.:
6.375%, 11/15/2019		1,284,000	1,389,930
6.75%, 6/1/2016		680,000	737,800
International Lease Finance Corp.:
3.875%, 4/15/2018		1,370,000	1,404,250
5.75%, 5/15/2016		205,000	219,606
6.25%, 5/15/2019		605,000	677,600
8.75%, 3/15/2017		1,220,000	1,418,250
Morgan Stanley, Series H, 5.45%, 7/29/2049		295,000	300,381
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		545,000	584,512
(REIT), 6.875%, 5/1/2021		550,000	599,500
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		305,000	322,538
144A, 5.875%, 3/15/2022		505,000	539,088
Popular, Inc., 7.0%, 7/1/2019 (b)		285,000	289,275
Societe Generale SA, 144A, 7.875%, 12/29/2049		1,555,000	1,658,019
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		490,000	506,231
UniCredit SpA, 8.0%, 4/3/2049		1,030,000	1,096,950

			19,018,436
Health Care 8.3%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		205,000	217,300
7.75%, 2/15/2019		955,000	1,017,075
Biomet, Inc.:
6.5%, 8/1/2020		655,000	705,762
6.5%, 10/1/2020		185,000	197,488
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,160,000	2,265,300
144A, 5.125%, 8/1/2021		105,000	107,625
144A, 6.875%, 2/1/2022		2,140,000	2,268,400
7.125%, 7/15/2020		1,230,000	1,331,475
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		980,000	972,650
Endo Finance LLC:
144A, 5.375%, 1/15/2023		425,000	424,469
144A, 5.75%, 1/15/2022		420,000	428,400
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		405,000	441,450
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	256,738
144A, 6.5%, 9/15/2018		210,000	237,300
HCA, Inc.:
6.5%, 2/15/2020		2,155,000	2,424,375
7.5%, 2/15/2022		804,000	927,615
Hologic, Inc., 6.25%, 8/1/2020		385,000	406,175
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	488,250
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		515,000	539,462
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		660,000	709,500
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		280,000	309,400
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		315,000	337,838
Tenet Healthcare Corp., 6.25%, 11/1/2018		975,000	1,082,250
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		475,000	504,688
144A, 6.75%, 8/15/2018		915,000	985,912
144A, 7.5%, 7/15/2021		1,985,000	2,198,387

			21,785,284
Industrials 14.2%
ADT Corp.:
3.5%, 7/15/2022		285,000	259,350
4.125%, 4/15/2019		85,000	85,531
6.25%, 10/15/2021		300,000	318,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	970,600
Air Lease Corp., 4.75%, 3/1/2020		535,000	577,800
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		705,000	727,912
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		500,000	491,250
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		713,800	735,214
BE Aerospace, Inc., 6.875%, 10/1/2020		6,910,000	7,505,987
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	683,100
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		290,000	295,075
144A, 5.75%, 3/15/2022		425,000	435,625
144A, 6.0%, 10/15/2022		485,000	497,125
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK) (b)		250,000	255,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		550,000	574,750
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,615,000	1,637,206
Covanta Holding Corp., 5.875%, 3/1/2024		430,000	444,513
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		520,000	560,300
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		415,000	430,563
DigitalGlobe, Inc., 5.25%, 2/1/2021		270,000	267,300
Ducommun, Inc., 9.75%, 7/15/2018		705,000	784,531
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		885,000	934,781
FTI Consulting, Inc., 6.0%, 11/15/2022		375,000	385,781
Garda World Security Corp., 144A, 7.25%, 11/15/2021		540,000	567,675
Gates Global LLC, 144A, 6.0%, 7/15/2022		370,000	370,000
GenCorp, Inc., 7.125%, 3/15/2021		865,000	945,012
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		535,000	565,762
7.125%, 3/15/2021		110,000	120,175
Interactive Data Corp., 144A, 5.875%, 4/15/2019		490,000	497,350
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		1,035,000	1,107,450
Meritor, Inc.:
6.25%, 2/15/2024		410,000	429,475
6.75%, 6/15/2021		570,000	613,092
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,545,000	1,591,350
8.125%, 2/15/2019		420,000	441,525
Oshkosh Corp., 5.375%, 3/1/2022		322,500	332,175
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		525,000	507,938
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		540,000	548,100
6.75%, 12/15/2020		955,000	1,026,625
Titan International, Inc., Series WI, 6.875%, 10/1/2020		1,200,000	1,218,000
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		485,000	498,338
144A, 6.5%, 7/15/2024		290,000	301,963
7.5%, 7/15/2021		970,000	1,074,275
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		245,000	245,613
United Rentals North America, Inc.:
5.75%, 7/15/2018		690,000	729,675
6.125%, 6/15/2023		45,000	48,263
7.375%, 5/15/2020		2,330,000	2,574,650
7.625%, 4/15/2022		565,000	634,212
Watco Companies LLC, 144A, 6.375%, 4/1/2023		275,000	280,500

			37,126,487
Information Technology 9.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	215,763
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,680,000	1,810,200
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	491,150
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		395,000	421,663
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		885,000	910,444
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		585,000	570,375
CDW LLC, 8.5%, 4/1/2019		3,210,000	3,474,825
CyrusOne LP, 6.375%, 11/15/2022		185,000	199,338
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	340,200
EarthLink Holdings Corp., 7.375%, 6/1/2020		470,000	501,137
Entegris, Inc., 144A, 6.0%, 4/1/2022		290,000	298,700
Equinix, Inc.:
5.375%, 4/1/2023		1,275,000	1,303,687
7.0%, 7/15/2021		440,000	486,200
First Data Corp.:
144A, 6.75%, 11/1/2020		2,967,000	3,211,777
144A, 7.375%, 6/15/2019		475,000	510,031
144A, 8.75%, 1/15/2022 (PIK)		890,000	982,337
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		510,000	543,150
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,250,000	1,393,750
7.625%, 6/15/2021		435,000	498,075
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	4,078,125
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		215,000	230,588
NCR Corp.:
144A, 5.875%, 12/15/2021		105,000	110,775
144A, 6.375%, 12/15/2023		260,000	282,100
NXP BV, 144A, 3.75%, 6/1/2018		1,125,000	1,127,812
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	49,938
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		1,060,000	1,083,850

			25,125,990
Materials 8.4%
Ardagh Packaging Finance PLC, 144A, 3.232%, 12/15/2019 (b)		640,000	638,400
Ashland, Inc., 3.875%, 4/15/2018		1,900,000	1,954,625
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		295,000	292,050
Berry Plastics Corp.:
5.5%, 5/15/2022		800,000	804,500
9.75%, 1/15/2021		1,290,000	1,470,600
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		624,986	655,454
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		375,000	395,156
Cascades, Inc., 144A, 5.5%, 7/15/2022		280,000	279,300
Crown Americas LLC, 6.25%, 2/1/2021		105,000	112,350
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		435,000	467,625
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		500,000	535,000
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		934,000	962,020
144A, 7.0%, 2/15/2021		934,000	960,852
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		605,000	624,663
144A, 8.25%, 11/1/2019		520,000	566,150
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		935,000	991,100
8.875%, 2/1/2018		760,000	790,400
Huntsman International LLC, 8.625%, 3/15/2020		585,000	633,262
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		555,000	513,375
Kaiser Aluminum Corp., 8.25%, 6/1/2020		490,000	551,250
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,267,025
Novelis, Inc., 8.75%, 12/15/2020		3,040,000	3,374,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	626,470
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	429,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		500,000	527,500
Polymer Group, Inc., 7.75%, 2/1/2019		531,000	564,188
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		285,000	299,250
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		390,000	394,875
Tronox Finance LLC, 6.375%, 8/15/2020		385,000	397,513

			22,078,353
Telecommunication Services 24.8%
Altice Financing SA:
144A, 6.5%, 1/15/2022		320,000	340,800
144A, 7.875%, 12/15/2019		420,000	459,690
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	484,050
Altice SA, 144A, 7.75%, 5/15/2022		460,000	491,050
B Communications Ltd., 144A, 7.375%, 2/15/2021		535,000	575,125
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		180,000	189,900
Series W, 6.75%, 12/1/2023		510,000	557,175
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		3,390,000	3,716,287
8.75%, 3/15/2018		580,000	608,275
CommScope, Inc., 144A, 5.0%, 6/15/2021		490,000	499,800
CPI International, Inc., 8.75%, 2/15/2018		500,000	523,750
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		480,000	500,400
144A, 8.25%, 9/30/2020		4,304,000	4,691,360
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	211,000
144A, 8.25%, 9/1/2017		835,000	859,048
Frontier Communications Corp.:
7.125%, 1/15/2023		2,450,000	2,597,000
8.5%, 4/15/2020		380,000	448,400
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		855,000	850,725
7.25%, 10/15/2020		5,905,000	6,362,637
7.5%, 4/1/2021		2,375,000	2,600,625
Intelsat Luxembourg SA:
7.75%, 6/1/2021		1,185,000	1,254,619
8.125%, 6/1/2023		185,000	200,031
Level 3 Communications, Inc., 8.875%, 6/1/2019		55,000	60,156
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		2,160,000	2,313,900
7.0%, 6/1/2020		710,000	775,675
8.125%, 7/1/2019		375,000	409,219
8.625%, 7/15/2020		295,000	330,400
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		2,200,000	2,348,500
7.875%, 9/1/2018		835,000	877,000
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,380,000	1,380,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		320,000	346,400
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	225,000
SBA Communications Corp., 5.625%, 10/1/2019		370,000	391,738
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		475,000	546,250
144A, 9.0%, 11/15/2018		1,610,000	1,952,125
9.125%, 3/1/2017		295,000	345,519
Sprint Corp., 144A, 7.125%, 6/15/2024		1,460,000	1,547,600
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		205,000	217,556
6.464%, 4/28/2019		695,000	731,488
6.5%, 1/15/2024		205,000	219,094
6.625%, 4/1/2023		470,000	509,950
Telesat Canada, 144A, 6.0%, 5/15/2017		4,185,000	4,315,781
tw telecom holdings, Inc.:
5.375%, 10/1/2022		615,000	672,656
6.375%, 9/1/2023		480,000	546,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,710,000	2,886,150
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		740,000	814,000
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		540,000	589,950
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		375,000	406,406
144A, 7.25%, 2/15/2018		685,000	723,703
Windstream Corp.:
6.375%, 8/1/2023		450,000	456,188
7.5%, 4/1/2023		160,000	173,200
7.75%, 10/15/2020		160,000	173,400
7.75%, 10/1/2021		2,345,000	2,561,912
8.125%, 9/1/2018		5,500,000	5,775,000
Zayo Group LLC, 8.125%, 1/1/2020		285,000	310,650

			64,954,313
Utilities 4.6%
AES Corp.:
3.229%**, 6/1/2019		325,000	327,438
7.75%, 10/15/2015		1,085,000	1,163,663
8.0%, 10/15/2017		268,000	312,220
Calpine Corp., 144A, 7.875%, 7/31/2020		2,978,000	3,231,130
DPL, Inc., 6.5%, 10/15/2016		2,395,000	2,580,612
Enel SpA, 144A, 8.75% , 9/24/2073		540,000	635,850
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		525,000	396,375
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,377,075
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019 (b)		370,000	370,925
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		1,430,000	1,494,350

			11,889,638

Total Corporate Bonds (Cost $293,874,221)			308,004,648
Loan Participations and Assignments 24.7%
Senior Loans **
Consumer Discretionary 7.5%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,096,671	1,097,016
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		786,000	790,421
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		551,393	554,150
Gates Investments, Inc., Term Loan B2, 3.75%, 9/29/2016		3,866,876	3,876,137
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		4,770,000	4,805,036
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		1,073,487	1,072,950
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		709,976	712,585
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,092,353	1,095,756
Term Loan B2, 4.25%, 8/7/2019		2,903,288	2,915,989
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		1,236,900	1,250,815
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,578,075	1,560,653

			19,731,508
Consumer Staples 3.8%
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		2,187,282	2,201,860
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		1,246,307	1,238,125
Del Monte Foods, Inc., First Lien Term Loan, 4.25%, 2/18/2021		927,675	924,391
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		3,207,600	3,235,298
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		553,000	550,882
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		403,988	406,515
Weight Watchers International, Inc., Term Loan B1, 3.15%, 4/2/2016		1,538,317	1,511,396

			10,068,467
Energy 1.9%
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		329,438	329,918
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		2,215,000	2,215,831
Tallgrass Operations LLC:
Term Loan B, 4.25%, 11/13/2018		1,735,639	1,751,182
Term Delay Draw, 4.75%, 11/13/2017		555,000	558,818

			4,855,749
Financials 0.3%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		630,000	654,806
Health Care 2.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		547,250	551,012
DaVita HealthCare Partners, Inc., Term Loan B, 3.75%, 6/24/2021		960,000	965,510
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,261,235	1,261,235
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		2,280,980	2,284,550
Term Loan B, 3.75%, 12/11/2019		780,075	780,481

			5,842,788
Industrials 1.4%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		817,550	822,660
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		628,425	625,440
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		2,080,176	2,091,877

			3,539,977
Information Technology 2.7%
First Data Corp.:
Term Loan B, 4.154%, 3/24/2018		3,987,082	3,998,544
Term Loan, 4.154%, 3/24/2021		2,075,000	2,081,225
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		628,421	629,339
Spansion LLC, Term Loan, 4.0%, 12/19/2019		370,000	371,541

			7,080,649
Materials 2.0%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021		1,809,570	1,811,506
Term Delay Draw, 4.75%, 5/20/2021		435,430	435,896
Ardagh Holdings U.S.A., Inc., Term Loan B, 4.25%, 12/17/2019		877,794	882,183
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.0%, 2/1/2020		2,145,555	2,149,310

			5,278,895
Telecommunication Services 2.3%
Crown Castle International Corp., Term Loan B, 2.4%, 1/31/2019		4,812,673	4,823,213
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		74,063	74,271
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		1,110,102	1,111,906

			6,009,390
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,655,484	1,654,449

Total Loan Participations and Assignments (Cost $64,304,992)			64,716,678
Convertible Bond 0.1%
Consumer Discretionary
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019 (Cost $280,000)		280,000	291,550

		Shares	Value ($)

Preferred Stock 0.5%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $1,146,848)		1,198	1,207,022
Cash Equivalents 1.6%
Central Cash Management Fund, 0.06% (c) (Cost $4,206,644)		4,206,644	4,206,644

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $363,812,705) †		144.5	378,426,542
Notes Payable		(44.8)	(117,500,000)
Other Assets and Liabilities, Net		0.3	893,421

Net Assets		100.0	261,819,963

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	525,000	USD	305,197	396,375

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

†
The cost for federal income tax purposes was $363,802,486.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $14,624,056.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,054,744 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $430,688.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At June 30, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	705,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	78,299	16,169	62,130
6/20/2013 9/20/2018	530,000	1	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	80,611	39,987	40,624
9/20/2012 12/20/2017	910,000	2	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	130,142	46,979	83,163
6/20/2013 9/20/2018	1,240,000	3	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	170,775	83,707	87,068
6/20/2013 9/20/2018	1,260,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	155,266	63,215	92,051
Total unrealized appreciation	365,036

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparty:
1	Credit Suisse
2	UBS AG
3	The Goldman Sachs & Co.
4	Bank of America

As of June 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,719,000	USD	2,332,604	7/25/2014	(21,427)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(f)
Corporate Bonds	$—	$308,004,648	$—	$308,004,648
Loan Participations and Assignments	—	63,894,018	822,660	64,716,678
Convertible Bond	—	291,550	—	291,550
Preferred Stock	—	1,207,022	—	1,207,022
Short-Term Investments	4,206,644	—	—	4,206,644
Derivative(g)
Credit Default Swaps Contracts	—	365,036	—	365,036
Total	$4,206,644	$373,762,274	$822,660	$378,791,578

Liabilities
Derivative(g)
Forward Foreign Currency Contracts	$—	$(21,427)	$—	$(21,427)
Total	$—	$(21,427)	$—	$(21,427)

During the period ended June 30, 2014, the amount of transfers between Level 2and Level 3 was $829,917. Investment s were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
Transfers between price levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$365,036	$—
Foreign Exchange Contracts	$—	$(21,427)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014